WESMARK FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                     June 1, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: WESMARK FUNDS (the "Trust" or "Registrant")
            WesMark Small Company Growth Fund
            WesMark Growth Fund
            WesMark Balanced Fund
            WesMark Bond Fund
            WesMark West Virginia Municipal Bond Fund
           1933 Act File No. 333-16157
           1940 Act File No. 811-07925

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 31, 2001, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 11 on May 31, 2001.

     If you have any questions on the enclosed  material,  please  contact me at
(412) 288-6929.

                                                Very truly yours,



                                                /s/ Lance P. Carr
                                                Lance P. Carr
                                                Paralegal

Enclosures